Shareholders Equity - Changes in the Composition of the Share of CHN Industrial (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 15, 2017	Sep. 14, 2017	Dec. 31, 2016
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares outstanding (in shares)	1,350,132,117	1,353,831,958		1,350,132,117	1,353,831,958
Special voting shares outstanding (in shares)	388,725,624			387,951,166	388,725,624		474,474,276	396,474,276
Common and special voting shares, shares outstanding	1,742,557,582	1,752,499,196	1,773,899,106
Capital increase (in shares)	2,568,751	2,741,322	5,271,344
Common stock repurchases	(6,268,592)	(12,501,870)	(3,309,741)
Retirement of special voting shares (in shares)	(774,458)	(181,066)	(23,361,513)
Common shares, shares outstanding	1,350,132,117	1,353,831,958
Special voting shares, shares outstanding	388,725,624
Common and special voting shares, shares outstanding	1,738,083,283	1,742,557,582	1,752,499,196
Common Shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares outstanding (in shares)	1,350,132,117	1,353,831,958	1,363,592,506	1,350,132,117	1,353,831,958	1,363,592,506			1,361,630,903
Capital increase (in shares)	2,568,751	2,741,322	5,271,344
Common stock repurchases	(6,268,592)	(12,501,870)	(3,309,741)
Common shares, shares outstanding	1,350,132,117	1,353,831,958	1,363,592,506
Special Voting Shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Special voting shares outstanding (in shares)	388,725,624	388,906,690	412,268,203	387,951,166	388,725,624	388,906,690			412,268,203
Common stock repurchases			0
Retirement of special voting shares (in shares)	(774,458)	(181,066)	(23,361,513)
Special voting shares, shares outstanding	388,725,624	388,906,690	412,268,203